Expense Example {- Fidelity Advisor® Consumer Discretionary Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-30 - Fidelity Advisor® Consumer Discretionary Fund	Sep. 29, 2021 USD ($)
Fidelity Advisor Consumer Discretionary Fund-Class A
Expense Example:
1 year	$ 674
3 years	884
5 years	1,111
10 years	1,762
Fidelity Advisor Consumer Discretionary Fund-Class M
Expense Example:
1 year	478
3 years	748
5 years	1,038
10 years	1,863
Fidelity Advisor Consumer Discretionary Fund-Class C
Expense Example:
1 year	282
3 years	563
5 years	970
10 years	1,905
Fidelity Advisor Consumer Discretionary Fund - Class I
Expense Example:
1 year	79
3 years	246
5 years	428
10 years	954
Class Z
Expense Example:
1 year	65
3 years	205
5 years	357
10 years	$ 798